Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Noncurrent Assets [Abstract]
Private Equity Investments (Note 32)	$ 219	$ 131
Precious Metals	92	76
Long-Term Receivables and Prepaids	68	50
Net Investment in Finance Leases	61	61
Intangible Assets	11	0
Other assets	$ 451	$ 318